Schedule of Investments (unaudited)
July 31, 2025
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
Lockheed Martin Corp.	405,416	$ 170,672,028
Automobiles — 2.3%
Ford Motor Co.	41,657,217	461,145,392
Banks — 13.5%
Citizens Financial Group, Inc.	5,500,467	262,482,285
Comerica, Inc.	3,031,532	204,840,617
Fifth Third Bancorp	5,345,865	222,227,608
First Horizon Corp.	9,162,352	199,830,897
FNB Corp.	7,932,474	121,525,502
Huntington Bancshares, Inc.	15,790,982	259,445,834
KeyCorp	18,564,246	332,671,288
Regions Financial Corp.	12,261,617	310,586,759
Truist Financial Corp.	6,584,212	287,795,907
U.S. Bancorp	6,081,901	273,442,269
United Bankshares, Inc.	2,805,145	99,638,750
Valley National Bancorp	10,182,215	94,389,133
		2,668,876,849
Beverages — 0.9%
Coca-Cola Co. (The)	2,536,626	172,211,539
Biotechnology — 0.9%
Gilead Sciences, Inc.	1,547,925	173,816,498
Capital Markets — 4.7%
Franklin Resources, Inc.	6,483,412	155,601,888
Invesco Ltd.	10,128,153	212,792,495
Janus Henderson Group PLC	2,905,361	125,802,131
Lazard, Inc.	2,436,834	126,666,631
T Rowe Price Group, Inc.	3,004,391	304,795,467
		925,658,612
Chemicals — 2.5%
Chemours Co. (The)	3,673,057	44,003,223
FMC Corp.	2,493,077	97,329,726
Huntsman Corp.	3,391,965	32,902,061
LyondellBasell Industries NV, Class A	5,408,938	313,339,778
		487,574,788
Consumer Finance — 0.8%
OneMain Holdings, Inc.	2,735,906	158,108,008
Containers & Packaging — 3.0%
International Paper Co.	3,952,519	184,740,738
Packaging Corp. of America	729,290	141,299,938
Smurfit WestRock PLC	4,139,898	183,728,673
Sonoco Products Co.	2,058,090	92,758,116
		602,527,465
Distributors — 1.1%
Genuine Parts Co.	1,703,656	219,567,185
Diversified Consumer Services — 0.8%
H&R Block, Inc.	2,825,293	153,526,422
Diversified Telecommunication Services — 3.4%
AT&T Inc.	9,902,835	271,436,707
Verizon Communications, Inc.	9,198,061	393,309,089
		664,745,796
Electric Utilities — 15.2%
Alliant Energy Corp.	3,167,513	205,920,020
American Electric Power Co., Inc.	2,123,863	240,293,860
Edison International	7,163,093	373,340,407
Entergy Corp.	2,087,004	188,727,772
Security	Shares	Value
Electric Utilities (continued)
Eversource Energy	5,023,352	$ 332,043,567
Exelon Corp.	5,299,814	238,173,641
FirstEnergy Corp.	6,500,788	277,648,655
IDACORP, Inc.	1,102,650	138,195,125
NextEra Energy, Inc.	2,792,652	198,445,851
OGE Energy Corp.	4,193,697	190,477,718
Pinnacle West Capital Corp.	2,361,263	213,977,653
PPL Corp.	5,665,358	202,196,627
Xcel Energy, Inc.	2,839,656	208,544,337
		3,007,985,233
Financial Services — 0.3%
Western Union Co. (The)	6,896,763	55,518,942
Food Products — 5.4%
Archer-Daniels-Midland Co.	5,746,743	311,358,536
Bunge Global SA	2,936,750	234,235,180
Conagra Brands, Inc.	10,007,859	182,743,505
General Mills, Inc.	4,022,194	197,007,062
The Campbell’s Co.	4,203,606	134,179,104
		1,059,523,387
Gas Utilities — 1.8%
New Jersey Resources Corp.	1,989,201	91,324,218
Southwest Gas Holdings, Inc.	1,288,816	100,708,082
UGI Corp.	4,412,373	159,639,655
		351,671,955
Health Care Providers & Services — 1.2%
CVS Health Corp.	3,984,887	247,461,483
Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	471,102	141,363,577
Wendy’s Co. (The)	3,599,184	35,451,962
		176,815,539
Household Durables — 0.8%
Newell Brands, Inc.	8,771,594	49,208,642
Whirlpool Corp.	1,299,599	107,918,701
		157,127,343
Household Products — 1.0%
Kimberly-Clark Corp.	1,577,450	196,581,819
Insurance — 6.6%
Cincinnati Financial Corp.	1,158,878	170,946,094
Fidelity National Financial, Inc., Class A	3,311,506	186,868,283
Lincoln National Corp.	410,615	15,648,538
MetLife, Inc.	2,086,464	158,466,941
Old Republic International Corp.	4,802,984	173,723,931
Principal Financial Group, Inc.	2,542,134	197,854,289
Prudential Financial, Inc.	2,776,044	287,542,637
Unum Group	1,739,407	124,906,817
		1,315,957,530
IT Services — 0.8%
International Business Machines Corp.	631,937	159,974,852
Media — 2.4%
Interpublic Group of Cos., Inc. (The)	7,680,549	188,941,506
Nexstar Media Group, Inc., Class A	533,066	99,741,979
Omnicom Group, Inc.	2,580,699	185,939,363
		474,622,848
Metals & Mining — 1.0%
Newmont Corp.	3,127,944	194,245,322
Multi-Utilities — 9.1%
Black Hills Corp.	1,462,548	84,506,023

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities (continued)
CenterPoint Energy, Inc.	4,730,469	$ 183,636,807
CMS Energy Corp.	2,614,124	192,922,351
Dominion Energy, Inc.	5,343,056	312,301,623
DTE Energy Co.	1,555,327	215,272,810
NiSource, Inc.	4,382,983	186,057,628
Public Service Enterprise Group, Inc.	2,285,245	205,192,149
Sempra	2,468,661	201,640,231
WEC Energy Group, Inc.	2,042,576	222,804,190
		1,804,333,812
Oil, Gas & Consumable Fuels — 5.8%
Chevron Corp.	1,797,059	272,506,027
Exxon Mobil Corp.	2,109,581	235,513,623
HF Sinclair Corp.	3,844,642	168,933,569
ONEOK, Inc.	2,858,934	234,747,071
Valero Energy Corp.	1,722,359	236,497,114
		1,148,197,404
Pharmaceuticals — 2.8%
Merck & Co., Inc.	2,421,325	189,153,909
Pfizer, Inc.	15,709,293	365,869,434
		555,023,343
Professional Services — 0.4%
Robert Half, Inc.	2,271,883	83,855,201
Semiconductors & Semiconductor Equipment — 1.1%
Skyworks Solutions, Inc.	3,288,064	225,363,907
Specialty Retail — 1.1%
Best Buy Co., Inc.	3,455,060	224,786,204
Technology Hardware, Storage & Peripherals — 2.4%
HP, Inc.	7,057,170	175,017,816
Seagate Technology Holdings PLC	1,920,969	301,611,343
		476,629,159
Security	Shares	Value
Tobacco — 3.8%
Altria Group, Inc.	8,236,016	$ 510,138,831
Philip Morris International, Inc.	1,419,948	232,942,469
		743,081,300
Trading Companies & Distributors — 1.0%
MSC Industrial Direct Co., Inc., Class A	955,975	82,806,555
Watsco, Inc.	269,389	121,462,112
		204,268,667
Total Long-Term Investments — 99.7% (Cost: $18,201,968,180)		19,721,455,832
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	49,640,615	49,640,615
Total Short-Term Securities — 0.3% (Cost: $49,640,615)		49,640,615
Total Investments — 100.0% (Cost: $18,251,608,795)		19,771,096,447
Other Assets Less Liabilities — 0.0%		7,374,683
Net Assets — 100.0%		$ 19,778,471,130

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 51,046,182	$ —	$ (1,405,567)(a)	$ —	$ —	$ 49,640,615	49,640,615	$ 573,009	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Select Dividend ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	119	09/19/25	$ 10,918	$ 75,553
E-Mini Financials Select Sector Index	165	09/19/25	26,756	851,096
E-Mini Utilities Select Sector Index	216	09/19/25	18,755	956,235
				$ 1,882,884
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 19,721,455,832	$ —	$ —	$ 19,721,455,832
Short-Term Securities
Money Market Funds	49,640,615	—	—	49,640,615
	$ 19,771,096,447	$ —	$ —	$ 19,771,096,447
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,882,884	$ —	$ —	$ 1,882,884

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.